22 EXPENSES BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ExpensesByNatureLineItems [Line Items]
Expense, net	R$ (20,117,134)	R$ (18,863,368)	R$ (15,827,089)
Classified as:
Cost of sales	(17,263,264)	(16,105,657)	(13,596,141)
Selling expenses	(2,342,805)	(2,263,688)	(1,815,107)
General and administrative expenses	(511,065)	(494,023)	(415,841)
Total	(20,117,134)	(18,863,368)	(15,827,089)
Raw Materials and Inputs [Member]
ExpensesByNatureLineItems [Line Items]
Expense, net	(7,287,933)	(6,759,275)	(5,404,801)
Labor Cost [Member]
ExpensesByNatureLineItems [Line Items]
Expense, net	(2,807,280)	(2,743,460)	(2,400,579)
Supplies [Member]
ExpensesByNatureLineItems [Line Items]
Expense, net	(1,981,547)	(1,782,576)	(1,451,437)
Maintenance Cost Services and Materials [Member]
ExpensesByNatureLineItems [Line Items]
Expense, net	(1,340,135)	(1,326,894)	(1,145,974)
Outsourcing Services [Member]
ExpensesByNatureLineItems [Line Items]
Expense, net	(2,392,626)	(2,368,387)	(2,040,057)
Freights [Member]
ExpensesByNatureLineItems [Line Items]
Expense, net	(334,509)	(109,756)	(106,026)
Distribution Freights [Member]
ExpensesByNatureLineItems [Line Items]
Expense, net	(1,787,979)	(1,692,785)	(1,278,356)
Depreciation Amortization and Depletion [Member]
ExpensesByNatureLineItems [Line Items]
Expense, net	(1,421,704)	(1,175,107)	(1,408,765)
Others [Member]
ExpensesByNatureLineItems [Line Items]
Expense, net	R$ (763,421)	R$ (905,128)	R$ (591,094)